Segment Reporting (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment assets
Total	$ 2,177,694	$ 2,427,922	$ 2,329,752
Basin Transload LLC
Segment assets
Noncontrolling interest (as a percent)	40.00%
Wholesale Segment
Segment assets
Total	1,035,360	1,158,539
Gasoline Distribution and Station Operations Segment
Segment assets
Total	651,553	648,629
Operating costs and expenses not allocated to operating segments
Segment assets
Total	$ 490,781	$ 620,754